Fair Value Measurements (Narrative) (Details) $ in Millions	3 Months Ended
Jan. 31, 2026 CAD ($)
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Transfers out of Level 2 to Level 1, assets	$ 2
Transfers out of level 1 to level 2, assets	510
Obligations related to securities sold short [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Transfers out of Level 2 to Level 1, liabilities	1,062
Transfers out of level 1 to level 2, liabilities	2,165
Trading loans, securities and other [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Transfers out of Level 2 to Level 1, assets	1,752
Transfers out of level 1 to level 2, assets	$ 2,828